Other Post-Employment Benefits - Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity (Detail) - Other Post Employment Benefits [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Beginning balance , Actuarial gain immediately recognized	$ 6.0	$ (22.8)
Actuarial gain immediately recognized , Actuarial gain immediately recognized	(60.0)	28.8
Ending balance , Actuarial gain immediately recognized	(54.0)	6.0
Beginning balance , Tax effect	0.0	0.0
Actuarial loss immediately recognized , Tax effect	0.0	0.0
Ending balance , Tax effect	0.0	0.0
Beginning balance , Actuarial gain immediately recognized, net of tax	6.0	(22.8)
Actuarial gain immediately recognized , Actuarial gain immediately recognized, net of tax	(60.0)	28.8
Ending balance , Actuarial gain immediately recognized, net of tax	$ (54.0)	$ 6.0